Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class I)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The third sentence of the third paragraph under the section entitled "Details of the Portfolio—Growth Portfolio—Approach" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The following is added after the fifth paragraph under the section entitled "Additional Risk Factors and Information—Derivatives and Other Investments":

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The third sentence of the third paragraph under the section entitled "Details of the Portfolio—Growth Portfolio—Approach" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The following is added after the fifth paragraph under the section entitled "Additional Risk Factors and Information—Derivatives and Other Investments":

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Mid Cap Growth Portfolio (Class I)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Mid Cap Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The third sentence of the fourth paragraph under the section entitled "Details of the Portfolio—Growth Portfolio—Process" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The following is added after the fifth paragraph under the section entitled "Additional Risk Factors and Information—Derivatives and Other Investments":

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Mid Cap Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Mid Cap Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The third sentence of the fourth paragraph under the section entitled "Details of the Portfolio—Growth Portfolio—Process" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The following is added after the fifth paragraph under the section entitled "Additional Risk Factors and Information—Derivatives and Other Investments":

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

Prospectus Supplement

October 4, 2011

The Universal Institutional Portfolios, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Portfolios, Inc. Prospectus, dated April 29, 2011 of:

Small Company Growth Portfolio (Class II)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Small Company Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The third sentence of the third paragraph under the section entitled "Details of the Portfolio—Growth Portfolio—Approach" is deleted and replaced with the following:

The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.

The following is added after the fifth paragraph under the section entitled "Additional Risk Factors and Information—Derivatives and Other Investments":

Options. If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Portfolio. If the Portfolio sells an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Portfolio. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. (the "Fund") Statement of Additional Information dated April 29, 2011

The information in the tables under the section of the Fund's Statement of Additional Information entitled "Investment Policies and Strategies" which summarize the permissible investments for each of the Growth, Mid Cap Growth and Small Company Growth Portfolios are hereby deleted in their entirety and replaced with the following:

U.S. EQUITY PORTFOLIOS:

	Growth	Mid Cap Growth	Small Company Growth
Equity Securities:

Common Stocks	✓	✓	✓

Convertible Securities	✓	✓	✓

Depositary Receipts	✓	✓	✓

Investment Company Securities	✓	✓	✓

IPOs	✓	✓	✓

Limited Partnerships	✓	✓	✓

Preferred Stocks	✓	✓	✓

Private Investments in Public Equity	✓	✓	✓

Real Estate Investing

— REITs	✓	✓	✓

— Specialized Ownership Vehicles	✓

Rights	✓	✓	✓

Warrants	✓	✓	✓

Fixed Income Securities:

Agencies	✓	✓	✓

Asset-Backed Securities

Cash Equivalents	✓	✓	✓

CMBS

CMOs

Commercial Paper	✓	✓	✓

U.S. EQUITY PORTFOLIOS:

	Growth	Mid Cap Growth	Small Company Growth
Corporates	✓	✓	✓

Floaters

High Yield Securities

Inverse Floaters

Investment Grade Securities	✓	✓	✓

Lease Obligations

Loan Participations and Assignments

Money Market Instruments	✓	✓	✓

MBS

Municipals

Repurchase Agreements	✓	✓	✓

SMBS

Temporary Investments	✓	✓	✓

U.S. Treasury Securities	✓	✓	✓

Yankee Dollar Obligations	✓

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	✓	✓	✓

Foreign Investment:

Brady Bonds

Emerging Market Securities	✓	✓	✓

Eurodollar Obligations

Foreign Fixed Income Securities

Foreign Currency Transactions	✓	✓	✓

Foreign Equity Securities	✓	✓	✓

Investment Funds	✓

U.S. EQUITY PORTFOLIOS:

	Growth	Mid Cap Growth	Small Company Growth
Other Securities and Investment Techniques:

Borrowing for Investment Purposes

Loans of Portfolio Securities	✓	✓	✓

Non-Publicly Traded Securities, Private Placements and Restricted Securities	✓	✓	✓

Public Bank Loans

Reverse Repurchase Agreements		✓	✓

Short Sales		✓	✓

Temporary Borrowing	✓	✓	✓

When-Issued and Delayed Delivery Securities	✓	✓	✓

Derivatives:

Contracts for Difference ("CFDs")	✓	✓	✓

Foreign Currency Forward Contracts	✓	✓	✓

Futures and Forward Contracts	✓	✓	✓

Options	✓	✓	✓

Swaps	✓	✓	✓

Structured Investments	✓	✓	✓

***

The second paragraph under the section of the Fund's Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Fund makes available on its public website the following portfolio holdings information:

*  complete portfolio holdings information monthly, at least 15 calendar days after the end of each month (except with respect to the Global Franchise Portfolio); and

*  top 10 holdings monthly, at least 15 calendar days after the end of each month.

With respect to the Global Franchise Portfolio, complete holdings will be available on a quarterly basis 15 calendar days after the quarter-end to current shareholders who call (800) 548-7786.

Please retain this supplement for future reference.